Employee Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Employee Benefits [Abstract]
Pension expense	$ 918	$ 766	$ 852